DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, pretax, minimum percentage (as a percent)	1.00%
Participant contribution, pretax, maximum, percentage (as a percent)	50.00%
Participant contribution, after tax, minimum percentage (as a percent)	1.00%
Participant contribution, after tax, maximum, percentage (as a percent)	10.00%
Participant contribution, pretax and after tax, maximum percentage (as a percent)	50.00%
Participant contribution, automatic deferral rate (as a percent)	6.00%
Participant contribution, automatic deferral rate, annual increase (as a percent)	1.00%
Employer contribution vesting service period	3 years
Note receivable from participant, maximum borrowing percentage (as a percent)	50.00%
Note receivable from participant, maximum borrowing amount (as a percent)	$ 50,000
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, maximum number of outstanding loans per participant | loan	2
Forfeited nonvested account	$ 897,000	$ 968,000
Forfeited nonvested account, decrease from employer contribution	$ 3,700,000
Tranche One | Employee Group One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage (as a percent)	100.00%
Employer contribution, participant compensation matched (as a percent)	1.00%
Tranche One | Employee Group, Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage (as a percent)	100.00%
Employer contribution, participant compensation matched (as a percent)	3.00%
Tranche Two | Employee Group One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage (as a percent)	50.00%
Employer contribution, participant compensation matched (as a percent)	5.00%
Tranche Two | Employee Group, Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage (as a percent)	50.00%
Employer contribution, participant compensation matched (as a percent)	3.00%